UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21238

Registrant Name:	PIMCO Corporate & Income Opportunity Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	Trent W. Walker
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	July 31

Date of Reporting Period:	October 31, 2018

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Corporate & Income Opportunity Fund

October 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 134.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 6.9%
Alphabet Holding Co., Inc.
5.802% (LIBOR03M + 3.500%) due 09/26/2024 ~		$99	$95
Altice France S.A.
6.280% (LIBOR03M + 4.000%) due 08/14/2026 ~		500	494
Avantor, Inc.
6.302% (LIBOR03M + 4.000%) due 11/21/2024 ~		109	110
Avolon Holdings Ltd.
4.280% (LIBOR03M + 2.000%) due 01/15/2025 ~		5,683	5,675
Axalta Coating Systems U.S. Holdings, Inc.
4.136% (LIBOR03M + 1.750%) due 06/01/2024 ~		378	378
BWAY Holding Co.
5.658% (LIBOR03M + 3.250%) due 04/03/2024 ~		1,057	1,052
Caesars Entertainment Operating Co.
4.302% (LIBOR03M + 2.000%) due 10/06/2024 ~		99	99
CenturyLink, Inc.
5.052% (LIBOR03M + 2.750%) due 01/31/2025 ~		299	296
Charter Communications Operating LLC
4.310% (LIBOR03M + 2.000%) due 04/30/2025 ~		364	365
Community Health Systems, Inc.
5.563% (LIBOR03M + 3.250%) due 01/27/2021 ~		3,670	3,603
Concordia International Corp.
7.781% (LIBOR03M + 5.500%) due 09/06/2024 ~		3,100	3,046
Diamond Resorts International
6.052% (LIBOR03M + 3.750%) due 09/02/2023 ~		5,131	5,009
Drillship Kithira Owners, Inc.
8.000% due 09/20/2024 «		501	527
Dubai World
1.750% - 2.000% (LIBOR03M + 2.000%) due 09/30/2022 ~		993	931
Energizer Holdings. Inc.
TBD% due 05/18/2019 ∎		200	200
Envision Healthcare Corp.
6.052% (LIBOR03M + 3.750%) due 10/10/2025 ~		1,000	981
Financial & Risk U.S. Holdings, Inc.
TBD% due 10/01/2025	EUR	1,000	1,139
TBD% (LIBOR03M + 3.750%) due 10/01/2025 ~		$1,300	1,290
Forbes Energy Services LLC
9.000% - 14.000% due 04/13/2021		879	887
Forest City Enterprises LP
TBD% due 10/24/2025		300	302
FrontDoor, Inc.
4.813% (LIBOR03M + 2.500%) due 08/14/2025 «~		50	50
Frontier Communications Corp.
6.060% (LIBOR03M + 3.750%) due 06/15/2024 ~		1,188	1,152
Genworth Holdings, Inc.
6.831% (LIBOR03M + 4.500%) due 03/07/2023 ~		50	51
iHeartCommunications, Inc.
TBD% due 01/30/2019 ^(e)		19,645	14,288
Ineos Finance LLC
2.500% (EUR003M + 2.000%) due 03/31/2024 ~	EUR	5,062	5,725
IRB Holding Corp.
TBD% due 02/05/2025		$1,790	1,791
TBD% (LIBOR03M + 3.250%) due 02/05/2025 ~		100	99
Klockner-Pentaplast of America, Inc.
4.750% (EUR003M + 4.750%) due 06/30/2022 ~	EUR	100	108
Lightstone Generation LLC
6.052% (LIBOR03M + 3.750%) due 01/30/2024 ~		$1,446	1,428
McDermott Technology Americas, Inc.
7.302% (LIBOR03M + 5.000%) due 05/10/2025 ~		3,899	3,872
Messer Industrie GmbH
TBD% due 10/01/2025		220	220
MH Sub LLC
6.030% (LIBOR03M + 3.750%) due 09/13/2024 ~		218	219
Ministry of Finance of Tanzania
7.825% (LIBOR03M + 5.500%) due 12/10/2019 «~		200	196
Multi Color Corp.
4.302% (LIBOR03M + 2.000%) due 10/31/2024 ~		32	32
Neiman Marcus Group Ltd.
5.531% (LIBOR03M + 3.250%) due 10/25/2020 ~		5,332	4,864
Parexel International Corp.
5.052% (LIBOR03M + 2.750%) due 09/27/2024 ~		99	98
PetSmart, Inc.
5.280% (LIBOR03M + 3.000%) due 03/11/2022 ~		269	228

Ply Gem Industries, Inc.
6.175% due 04/12/2025		80	80
Prestige Brands, Inc.
4.302% (LIBOR03M + 2.000%) due 01/26/2024 ~		120	121
SBA Senior Finance LLC
4.310% (LIBOR03M + 2.000%) due 04/11/2025 ~		499	498
Sequa Mezzanine Holdings LLC
7.389% - 7.408% (LIBOR03M + 5.000%) due 11/28/2021 «~		2,319	2,289
11.520% (LIBOR03M + 9.000%) due 04/28/2022 «~		5,070	5,019
Sprint Communications, Inc.
4.813% (LIBOR03M + 2.500%) due 02/02/2024 ~		2,758	2,756
Starfruit Finco BV
3.750% due 10/01/2025	EUR	400	457
5.770% (LIBOR03M + 3.250%) due 10/01/2025 ~		$500	500
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		5,373	5,225
Syniverse Holdings, Inc.
7.280% (LIBOR03M + 5.000%) due 03/09/2023 ~		139	140
TransDigm, Inc.
4.802% (LIBOR03M + 2.500%) due 08/22/2024 ~		593	591
Traverse Midstream Partners LLC
6.600% (LIBOR03M + 4.000%) due 09/27/2024 ~		91	91
Univision Communications, Inc.
5.052% (LIBOR03M + 2.750%) due 03/15/2024 ~		1,727	1,660
Valeant Pharmaceuticals International, Inc.
5.274% (LIBOR03M + 3.000%) due 06/01/2025 ~		317	318
Verifone Systems, Inc.
6.322% (LIBOR03M + 4.000%) due 08/20/2025 ~		200	200
Verscend Holding Corp.
6.802% (LIBOR03M + 4.500%) due 08/27/2025 ~		250	252
West Corp.
6.302% - 6.527% (LIBOR03M + 4.000%) due 10/10/2024 ~		53	53
Westmoreland Coal Co.
TBD% due 12/16/2020 ^«(e)		5,880	2,352
4.076% - 10.562% (LIBOR03M + 8.250%) due 05/21/2019 ∎~		1,311	1,338

Total Loan Participations and Assignments (Cost $92,382)			84,840

CORPORATE BONDS & NOTES 62.8%
BANKING & FINANCE 31.8%
AGFC Capital Trust
4.186% (US0003M + 1.750%) due 01/15/2067 ~		1,800	945
Ally Financial, Inc.
8.000% due 11/01/2031		11,892	14,360
8.000% due 11/01/2031 (n)		7,747	9,335
Ambac LSNI LLC
7.396% due 02/12/2023 •		978	992
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	24,220	29,082
Athene Holding Ltd.
4.125% due 01/12/2028		$106	97
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		351	350
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		252	242
5.000% due 04/20/2048		146	131
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(j)(k)(n)	EUR	14,000	16,292
7.000% due 02/19/2019 •(j)(k)(n)		3,200	3,664
8.875% due 04/14/2021 •(j)(k)(n)		400	505
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(e)		5,000	1,727
Banco Santander S.A.
6.250% due 09/11/2021 •(j)(k)(n)		2,600	3,027
Bank of Ireland
7.375% due 06/18/2020 •(j)(k)		1,200	1,450
Barclays PLC
3.250% due 02/12/2027	GBP	200	249
3.250% due 01/17/2033		400	460
6.500% due 09/15/2019 •(j)(k)(n)	EUR	4,200	4,905
7.000% due 09/15/2019 •(j)(k)	GBP	830	1,066
7.250% due 03/15/2023 •(j)(k)		10,405	13,675
7.750% due 09/15/2023 •(j)(k)		$2,000	2,000
7.875% due 09/15/2022 •(j)(k)	GBP	4,625	6,182
8.000% due 12/15/2020 •(j)(k)(n)	EUR	1,860	2,309
Blackstone CQP Holdco LP
6.000% due 08/18/2021		$1,500	1,506
6.500% due 03/20/2021		8,700	8,764
BNP Paribas S.A.
7.000% due 08/16/2028 •(j)(k)		300	296
Brighthouse Holdings LLC
6.500% due 07/27/2037 Ø(j)		110	105
Brookfield Finance, Inc.
3.900% due 01/25/2028		196	183

4.700% due 09/20/2047		664	611
Cantor Fitzgerald LP
6.500% due 06/17/2022 (n)		10,000	10,522
CBL & Associates LP
5.950% due 12/15/2026 (n)		4,170	3,483
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026 Ø	GBP	630	940
Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(j)(k)	EUR	2,000	2,494
Credit Agricole S.A.
7.875% due 01/23/2024 •(j)(k)		$1,400	1,451
Credit Suisse AG
6.500% due 08/08/2023 (k)		200	212
Credit Suisse Group AG
7.250% due 09/12/2025 •(j)(k)		200	198
7.500% due 07/17/2023 •(j)(k)		600	612
7.500% due 12/11/2023 •(j)(k)		2,336	2,439
Emerald Bay S.A.
0.000% due 10/08/2020 (h)	EUR	1,162	1,249
EPR Properties
4.750% due 12/15/2026 (n)		$5,400	5,221
Equinix, Inc.
2.875% due 03/15/2024	EUR	300	345
2.875% due 10/01/2025		100	111
2.875% due 02/01/2026		300	332
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		$6,000	6,243
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		560	552
6.750% due 03/15/2022		1,258	1,291
Freedom Mortgage Corp.
8.250% due 04/15/2025		128	119
GLP Capital LP
5.250% due 06/01/2025		30	30
Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023		200	199
GSPA Monetization Trust
6.422% due 10/09/2029		6,572	7,400
Hampton Roads PPV LLC
6.171% due 06/15/2053 (n)		1,800	1,813
High Street Funding Trust
4.682% due 02/15/2048		100	97
Howard Hughes Corp.
5.375% due 03/15/2025		220	212
HSBC Bank PLC
6.330% due 05/18/2023 (c)		12,400	12,408
HSBC Holdings PLC
5.875% due 09/28/2026 •(j)(k)	GBP	400	509
6.000% due 09/29/2023 •(j)(k)	EUR	4,977	6,165
6.500% due 03/23/2028 •(j)(k)		$1,000	940
Hunt Cos., Inc.
6.250% due 02/15/2026		56	52
Intrepid Aviation Group Holdings LLC
8.500% due 08/15/2021		18,330	18,467
iStar, Inc.
4.625% due 09/15/2020		26	26
5.250% due 09/15/2022		93	90
Jefferies Finance LLC
6.875% due 04/15/2022		3,900	3,929
7.250% due 08/15/2024		2,000	1,965
7.375% due 04/01/2020 (n)		11,325	11,495
7.500% due 04/15/2021		2,391	2,415
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		134	129
Lloyds Bank PLC
12.000% due 12/16/2024 •(j)		3,100	3,734
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(j)(k)	GBP	2,710	3,529
7.500% due 09/27/2025 •(j)(k)		$700	705
7.625% due 06/27/2023 •(j)(k)	GBP	4,410	5,996
7.875% due 06/27/2029 •(j)(k)		6,015	8,594
LoanCore Capital Markets LLC
6.875% due 06/01/2020 (n)		$11,610	11,733
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		600	596
MetLife, Inc.
5.875% due 03/15/2028 •(j)		18	18
Nationstar Mortgage LLC
6.500% due 07/01/2021		1,452	1,455
Nationwide Building Society
10.250% ~(j)	GBP	119	22,436
Navient Corp.
4.875% due 06/17/2019		$395	397
5.625% due 08/01/2033		74	61
5.875% due 03/25/2021		710	720
6.500% due 06/15/2022		558	568

6.625% due 07/26/2021 (n)		4,170	4,300
7.250% due 01/25/2022		80	84
8.000% due 03/25/2020		1,540	1,611
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		310	302
4.500% due 04/01/2027 (n)		310	297
4.750% due 01/15/2028 (n)		400	388
5.250% due 01/15/2026		550	553
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		2,844	2,880
Physicians Realty LP
4.300% due 03/15/2027		130	124
Provident Funding Associates LP
6.375% due 06/15/2025		47	47
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(j)(k)(n)		5,840	5,951
8.000% due 08/10/2025 •(j)(k)(n)		13,625	14,093
8.625% due 08/15/2021 •(j)(k)		6,330	6,670
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(j)(k)(n)	GBP	9,605	12,566
7.375% due 06/24/2022 •(j)(k)		1,440	1,917
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		$500	514
Societe Generale S.A.
6.750% due 04/06/2028 •(j)(k)		400	354
7.375% due 10/04/2023 •(j)(k)		1,300	1,266
Spirit Realty LP
4.450% due 09/15/2026 (n)		2,600	2,469
Springleaf Finance Corp.
5.625% due 03/15/2023		2,400	2,340
6.000% due 06/01/2020		641	657
6.125% due 05/15/2022		1,214	1,226
6.875% due 03/15/2025		270	259
7.750% due 10/01/2021		90	96
Stearns Holdings LLC
9.375% due 08/15/2020		600	602
Stichting AK Rabobank Certificaten
6.500% (j)	EUR	4,773	6,111
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	1,121	1,638
5.661% due 10/13/2041		610	917
5.744% due 04/13/2040		553	836
5.801% due 10/13/2040		1,672	2,547
6.052% due 10/13/2039		1,291	1,986
TP ICAP PLC
5.250% due 01/26/2024		8,920	10,944
Unigel Luxembourg S.A.
10.500% due 01/22/2024		$1,140	1,174
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	6,274	8,863
WeWork Cos., Inc.
7.875% due 05/01/2025		$148	137

			387,926

INDUSTRIALS 24.6%
AA Bond Co. Ltd.
4.249% due 07/31/2043	GBP	220	289
Air Canada Pass-Through Trust
3.700% due 07/15/2027		$46	44
Altice Financing S.A.
6.625% due 02/15/2023		1,700	1,687
7.500% due 05/15/2026		6,100	5,749
Altice France S.A.
5.875% due 02/01/2027	EUR	2,600	3,041
6.250% due 05/15/2024 (n)		$12,500	12,047
7.375% due 05/01/2026		3,600	3,469
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	700	778
Associated Materials LLC
9.000% due 01/01/2024		$1,656	1,675
Baffinland Iron Mines Corp.
8.750% due 07/15/2026		2,700	2,727
Banff Merger Sub, Inc.
9.750% due 09/01/2026		1,688	1,635
Caesars Resort Collection LLC
5.250% due 10/15/2025		14	13
Charles River Laboratories International, Inc.
5.500% due 04/01/2026		38	38
Charter Communications Operating LLC
4.200% due 03/15/2028		260	244
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		400	412
Chesapeake Energy Corp.
5.686% (US0003M + 3.250%) due 04/15/2019 ~		157	158

Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		1,279	1,305
7.625% due 03/15/2020		7,098	7,116
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		68	65
Community Health Systems, Inc.
5.125% due 08/01/2021 (n)		10,763	10,252
6.250% due 03/31/2023 (n)		13,098	12,095
8.625% due 01/15/2024		1,315	1,333
CSN Islands Corp.
6.875% due 09/21/2019 (n)		640	640
CSN Resources S.A.
6.500% due 07/21/2020 (n)		8,041	7,858
DAE Funding LLC
4.500% due 08/01/2022		190	186
5.000% due 08/01/2024		120	117
Diamond Offshore Drilling, Inc.
7.875% due 08/15/2025		350	346
Diamond Resorts International, Inc.
7.750% due 09/01/2023		358	368
10.750% due 09/01/2024		4,300	4,225
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021		12,818	13,203
EI Group PLC
6.375% due 09/26/2031	GBP	1,000	1,425
Envision Healthcare Corp.
8.750% due 10/15/2026		$10,300	10,017
Exela Intermediate LLC
10.000% due 07/15/2023 (n)		217	227
Ferroglobe PLC
9.375% due 03/01/2022 (n)		2,500	2,622
First Quantum Minerals Ltd.
6.500% due 03/01/2024		3,088	2,706
6.875% due 03/01/2026		3,382	2,934
7.000% due 02/15/2021		1,188	1,164
Ford Motor Co.
7.700% due 05/15/2097 (n)		29,796	31,655
Fresh Market, Inc.
9.750% due 05/01/2023 (n)		12,200	8,967
Frontdoor, Inc.
6.750% due 08/15/2026		142	145
Frontier Finance PLC
8.000% due 03/23/2022	GBP	8,800	11,308
Full House Resorts, Inc.
8.575% due 01/31/2024 «		$694	657
General Electric Co.
5.000% due 01/21/2021 •(j)		1,431	1,322
Greene King Finance PLC
5.702% due 12/15/2034	GBP	350	423
HCA, Inc.
4.500% due 02/15/2027		$1,550	1,511
7.500% due 11/15/2095 (n)		4,800	4,788
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026		270	265
iHeartCommunications, Inc.
9.000% due 03/01/2021 ^(e)		3,070	2,233
9.000% due 09/15/2022 ^(e)		5,810	4,212
10.625% due 03/15/2023 ^(e)		5,600	4,018
11.250% due 03/01/2021 ^(e)		2,920	2,102
Intelsat Connect Finance S.A.
9.500% due 02/15/2023		196	189
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		2,220	1,992
7.500% due 04/01/2021		654	662
8.000% due 02/15/2024		156	164
8.500% due 10/15/2024		1,828	1,798
9.750% due 07/15/2025		217	228
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		18,660	17,727
8.125% due 06/01/2023		1,939	1,639
International Game Technology PLC
6.250% due 01/15/2027		1,270	1,256
InterXion Holding NV
4.750% due 06/15/2025	EUR	100	118
Kinder Morgan, Inc.
7.750% due 01/15/2032 (n)		$3,100	3,813
7.800% due 08/01/2031 (n)		6,000	7,299
Mallinckrodt International Finance S.A.
5.500% due 04/15/2025 (n)		2,142	1,735
Marriott Ownership Resorts, Inc.
6.500% due 09/15/2026		218	221
Metinvest BV
7.750% due 04/23/2023		300	289
8.500% due 04/23/2026		2,200	2,102
Netflix, Inc.
4.625% due 05/15/2029	EUR	500	569

Odebrecht Oil & Gas Finance Ltd.
0.000% due 11/30/2018 (h)(j)		$536	12
0.000% due 12/03/2018 (h)(j)		744	16
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		723	694
Pacific Drilling First Lien Escrow Issuer Ltd.
8.375% due 10/01/2023		580	589
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		908	874
4.500% due 03/15/2023		1,000	954
5.250% due 08/15/2022		322	321
5.500% due 02/15/2024		790	784
Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		200	195
Petroleos Mexicanos
6.500% due 03/13/2027		310	301
6.750% due 09/21/2047		90	78
PetSmart, Inc.
5.875% due 06/01/2025		199	157
Platin GmbH
6.875% due 06/15/2023	EUR	900	1,017
Prime Security Services Borrower LLC
9.250% due 05/15/2023		$2,610	2,765
QVC, Inc.
5.450% due 08/15/2034		1,650	1,466
5.950% due 03/15/2043		6,770	6,059
Radiate Holdco LLC
6.875% due 02/15/2023		130	125
Refinitiv U.S. Holdings, Inc.
4.500% due 05/15/2026	EUR	400	454
6.250% due 05/15/2026		$330	329
6.875% due 11/15/2026	EUR	100	113
8.250% due 11/15/2026		$100	97
Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		16	16
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,500	2,257
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026 (n)		$4,300	4,572
Safeway, Inc.
7.250% due 02/01/2031		9,392	9,322
Sands China Ltd.
4.600% due 08/08/2023		400	396
5.125% due 08/08/2025		400	393
5.400% due 08/08/2028		600	575
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		73	73
SoftBank Group Corp.
4.000% due 04/20/2023	EUR	9,300	10,957
Spirit Issuer PLC
3.500% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	1,855	2,335
6.582% due 03/28/2025 (n)		1,125	1,456
Starfruit Finco BV
6.500% due 10/01/2026	EUR	100	111
8.000% due 10/01/2026		$200	194
Sunoco LP
4.875% due 01/15/2023		130	126
Syngenta Finance NV
4.441% due 04/24/2023		200	197
4.892% due 04/24/2025		200	193
5.182% due 04/24/2028		200	190
T-Mobile USA, Inc.
4.750% due 02/01/2028		40	37
Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028		200	186
Teva Pharmaceutical Finance Netherlands BV
0.375% due 07/25/2020	EUR	300	335
3.250% due 04/15/2022		700	819
Time Warner Cable LLC
8.250% due 04/01/2019		$140	143
Transocean Pontus Ltd.
6.125% due 08/01/2025		300	299
Triumph Group, Inc.
4.875% due 04/01/2021		241	228
5.250% due 06/01/2022		51	47
UAL Pass-Through Trust
7.336% due 01/02/2021		1,505	1,544
United Group BV
4.375% due 07/01/2022	EUR	8,200	9,587
4.875% due 07/01/2024		200	235
Univision Communications, Inc.
5.125% due 05/15/2023		$56	53
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	350	393
Verscend Escrow Corp.
9.750% due 08/15/2026		$2,472	2,484

ViaSat, Inc.
5.625% due 09/15/2025		178	166
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	1,780	2,249
VOC Escrow Ltd.
5.000% due 02/15/2028		$110	104
WellCare Health Plans, Inc.
5.375% due 08/15/2026		167	167
Wind Tre SpA
2.625% due 01/20/2023	EUR	400	422
2.750% due 01/20/2024 •		400	420
3.125% due 01/20/2025		200	207
5.000% due 01/20/2026		$200	171
Wynn Macau Ltd.
4.875% due 10/01/2024		200	182
5.500% due 10/01/2027		200	181

			301,039

UTILITIES 6.4%
AT&T, Inc.
4.900% due 08/15/2037 (n)		678	624
5.450% due 03/01/2047		100	95
DTEK Finance PLC (10.750% Cash or 10.750% PIK)
10.750% due 12/31/2024 (d)		8,889	9,121
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019 (n)		700	717
9.250% due 04/23/2019		10,500	10,754
Mountain States Telephone & Telegraph Co.
7.375% due 05/01/2030		15,730	16,359
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		158	156
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (d)		303	188
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		5,863	5,629
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (d)		7,319	2,269
Petrobras Global Finance BV
5.999% due 01/27/2028		266	253
6.125% due 01/17/2022		239	248
6.250% due 12/14/2026 (n)	GBP	6,100	8,128
6.625% due 01/16/2034		800	1,036
7.375% due 01/17/2027		$1,362	1,416
Plains All American Pipeline LP
6.650% due 01/15/2037		150	161
Rio Oil Finance Trust
8.200% due 04/06/2028		4,060	4,231
9.250% due 07/06/2024 (n)		4,286	4,591
9.250% due 07/06/2024		4,078	4,368
9.750% due 01/06/2027		560	609
Transcanada Trust
5.300% due 03/15/2077 •		5,000	4,584
Transocean Phoenix Ltd.
7.750% due 10/15/2024		2,328	2,415
Transocean Proteus Ltd.
6.250% due 12/01/2024		340	340

			78,292

Total Corporate Bonds & Notes (Cost $768,631)			767,257

CONVERTIBLE BONDS & NOTES 0.6%
INDUSTRIALS 0.6%
Caesars Entertainment Corp.
5.000% due 10/01/2024		1,050	1,502
DISH Network Corp.
3.375% due 08/15/2026		5,900	5,271

Total Convertible Bonds & Notes (Cost $7,859)			6,773

MUNICIPAL BONDS & NOTES 4.8%
CALIFORNIA 1.0%
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.500% due 10/01/2030		3,425	3,701
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038		8,500	8,835

			12,536

ILLINOIS 2.3%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040		23,700	25,596

Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044	120	117
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	100	108
7.750% due 01/01/2042	300	319
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	200	211
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	60	63
7.350% due 07/01/2035	40	44
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	1,035	978

		27,436

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	465	474

TEXAS 0.2%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	2,045	2,088

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	1,380	1,349

WEST VIRGINIA 1.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)	78,700	4,525
7.467% due 06/01/2047	10,310	10,130

		14,655

Total Municipal Bonds & Notes (Cost $54,749)		58,538

U.S. GOVERNMENT AGENCIES 3.8%
Fannie Mae
3.000% due 01/25/2042 (a)	1,002	96
3.500% due 02/25/2033 (a)	2,529	319
3.819% due 07/25/2040 •(a)	1,064	103
5.831% due 07/25/2029 •	1,490	1,615
8.031% due 07/25/2029 •	2,010	2,430
Freddie Mac
0.000% due 04/25/2045 - 02/25/2046 (b)(h)	17,360	15,345
0.100% due 02/25/2046 (a)	159,597	264
0.200% due 04/25/2045 (a)	10,054	7
4.069% due 07/15/2039 •	2,207	1,841
4.821% due 02/15/2034 •(a)	2,042	301
4.985% due 03/15/2044 •	1,485	1,302
5.984% due 02/15/2036 •	5,228	4,863
6.139% due 11/25/2055 «~	14,446	8,677
9.831% due 12/25/2027 •	4,432	5,479
13.037% due 03/25/2025 •	2,329	3,215
Ginnie Mae
3.000% due 12/20/2042 (a)	74	11
3.500% due 09/16/2041 - 06/20/2042 (a)	1,415	225
4.470% due 01/20/2042 •(a)	2,301	302

Total U.S. Government Agencies (Cost $45,454)		46,395

NON-AGENCY MORTGAGE-BACKED SECURITIES 21.3%
Adjustable Rate Mortgage Trust
2.621% due 05/25/2036 •	1,943	1,152
3.431% due 01/25/2035 •	4,796	4,248
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^	186	181
6.000% due 04/25/2036 ^	3,154	3,167
Banc of America Funding Trust
5.500% due 01/25/2036	226	195
6.000% due 07/25/2037 ^	574	541
BCAP LLC Trust
3.736% due 03/27/2036 ~	3,915	3,339
3.825% due 07/26/2037 ~	158	2
4.926% due 03/26/2037 Ø	1,603	1,670
7.000% due 12/26/2036 ~	4,441	3,986
Bear Stearns ALT-A Trust
3.705% due 08/25/2046 ~	4,876	4,651
3.857% due 08/25/2036 ^~	3,056	2,071
3.921% due 11/25/2036 ^~	746	629
4.259% due 09/25/2035 ^~	1,096	838
4.670% due 11/25/2034 ~	326	323
Bear Stearns Asset-Backed Securities Trust
2.681% due 04/25/2037 •	15,882	13,270

Bear Stearns Commercial Mortgage Securities Trust
5.707% due 04/12/2038 ~		370	368
Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036 Ø		1,711	1,542
CD Commercial Mortgage Trust
5.398% due 12/11/2049 ~		12	9
CD Mortgage Trust
5.688% due 10/15/2048		13,872	7,141
Chase Mortgage Finance Trust
3.635% due 12/25/2035 ^~		19	19
6.000% due 02/25/2037 ^		1,814	1,403
6.000% due 03/25/2037 ^		456	381
6.000% due 07/25/2037 ^		1,632	1,349
Citigroup Commercial Mortgage Trust
5.593% due 12/10/2049 ~		647	442
Citigroup Mortgage Loan Trust
3.585% due 04/25/2037 ^~		3,239	2,828
3.862% due 03/25/2037 ^~		842	827
4.309% due 11/25/2035 ~		17,987	13,988
6.000% due 11/25/2036 ~		14,595	11,614
CitiMortgage Alternative Loan Trust
5.750% due 04/25/2037 ^		2,675	2,513
Commercial Mortgage Loan Trust
6.051% due 12/10/2049 ~		4,633	2,849
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^~		2,151	1,658
Countrywide Alternative Loan Trust
2.490% due 03/20/2046 •		5,266	4,796
2.551% due 08/25/2035 •		339	237
2.969% due 04/25/2037 ^•(a)		22,727	2,899
3.821% due 06/25/2047 ~		3,162	2,962
5.250% due 05/25/2021 ^		12	12
5.500% due 03/25/2035		565	423
5.500% due 09/25/2035 ^		5,035	4,584
5.750% due 01/25/2035		626	625
5.750% due 02/25/2035		705	680
6.000% due 02/25/2035		782	756
6.000% due 04/25/2036		1,933	1,466
6.000% due 05/25/2036 ^		2,126	1,660
6.000% due 02/25/2037 ^		712	476
6.000% due 02/25/2037		2,482	2,094
6.000% due 04/25/2037 ^		6,833	5,045
6.000% due 08/25/2037 ^•		9,952	7,966
6.250% due 10/25/2036 ^		2,636	2,238
6.250% due 12/25/2036 ^•		3,519	2,638
6.500% due 08/25/2036 ^		897	578
6.500% due 09/25/2036 ^		452	371
13.268% due 02/25/2036 •		1,898	2,040
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/2037 ^		730	592
6.000% due 04/25/2036 ^		494	447
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 04/25/2036 ^		1,543	1,197
Epic Drummond Ltd.
0.000% due 01/25/2022 •	EUR	231	258
Eurosail PLC
2.150% due 06/13/2045 •	GBP	4,487	4,388
4.800% due 06/13/2045 •		1,394	1,568
GS Mortgage Securities Corp.
4.591% due 10/10/2032 ~		$10,500	9,390
GS Mortgage Securities Trust
5.622% due 11/10/2039		1,640	1,416
GSR Mortgage Loan Trust
4.235% due 03/25/2037 ^~		2,970	2,675
4.468% due 11/25/2035 ^~		1,513	1,416
5.500% due 05/25/2036 ^		200	285
HomeBanc Mortgage Trust
3.081% due 03/25/2035 •		230	214
IndyMac Mortgage Loan Trust
6.500% due 07/25/2037 ^		6,602	4,204
JPMorgan Alternative Loan Trust
3.617% due 03/25/2037 ~		9,153	8,752
JPMorgan Chase Commercial Mortgage Securities Trust
5.411% due 05/15/2047		3,600	2,575
5.623% due 05/12/2045		1,860	1,507
JPMorgan Mortgage Trust
3.725% due 02/25/2036 ^~		1,921	1,626
3.985% due 06/25/2036 ^~		994	935
4.090% due 01/25/2037 ^~		1,184	1,135
4.316% due 10/25/2035 ~		53	52
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038		6,653	5,139
Lehman Mortgage Trust
6.000% due 07/25/2037 ^		232	219
16.877% due 11/25/2035 ^•		261	310

Lehman XS Trust
2.501% due 06/25/2047 •		3,428	3,116
MASTR Alternative Loan Trust
6.750% due 07/25/2036		3,448	2,341
Merrill Lynch Mortgage Investors Trust
3.554% due 03/25/2036 ^~		3,557	2,709
Morgan Stanley Capital Trust
6.123% due 06/11/2049 ~		804	810
Motel 6 Trust
9.206% due 08/15/2019 •		15,078	15,335
RBSSP Resecuritization Trust
2.436% due 10/27/2036 •		3,609	814
2.456% due 08/27/2037 •		8,000	3,358
Residential Accredit Loans, Inc. Trust
2.471% due 08/25/2036 •		1,121	1,047
2.511% due 05/25/2037 ^•		339	251
6.000% due 08/25/2036 ^		724	655
6.000% due 05/25/2037 ^		2,226	2,023
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		423	310
6.000% due 02/25/2037 ^		1,954	1,460
6.250% due 09/25/2037 ^		5,162	3,500
Residential Funding Mortgage Securities, Inc. Trust
4.345% due 02/25/2037 ~		3,026	2,380
Structured Adjustable Rate Mortgage Loan Trust
3.752% due 11/25/2036 ^~		4,779	4,555
3.896% due 01/25/2036 ^~		7,127	5,437
3.963% due 03/25/2037 ^~		1,011	815
4.201% due 07/25/2035 ^~		2,167	2,019
4.239% due 07/25/2036 ^~		912	734
Structured Asset Mortgage Investments Trust
2.401% due 08/25/2036 •		196	188
Suntrust Adjustable Rate Mortgage Loan Trust
3.626% due 02/25/2037 ^~		7,328	7,073
3.753% due 02/25/2037 ^~		645	582
3.792% due 04/25/2037 ^~		692	589
WaMu Mortgage Pass-Through Certificates Trust
3.473% due 02/25/2037 ^~		1,164	1,132
3.542% due 07/25/2037 ^~		792	659
3.803% due 10/25/2036 ^~		1,680	1,545
3.888% due 07/25/2037 ^~		1,827	1,699
Washington Mutual Mortgage Pass-Through Certificates Trust
2.786% due 05/25/2047 ^•		289	78
6.000% due 10/25/2035 ^		1,687	1,317
6.000% due 03/25/2036 ^		2,318	2,347
6.000% due 02/25/2037		5,570	4,971

Total Non-Agency Mortgage-Backed Securities (Cost $240,849)			259,889

ASSET-BACKED SECURITIES 20.4%
Adagio CLO DAC
0.000% due 04/30/2031 ~	EUR	1,800	1,677
Airspeed Ltd.
2.550% due 06/15/2032 •		$5,091	4,897
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.631% due 03/25/2033 •		75	75
Apidos CLO
0.000% due 01/20/2031 ~		8,800	7,995
Belle Haven ABS CDO Ltd.
2.658% due 07/05/2046 •		324,260	1,232
BlueMountain CLO Ltd.
7.886% due 04/13/2027 •		1,000	1,007
Chrysler Capital Auto Receivables Trust
0.000% due 01/16/2023 «(h)		14	7,151
CIFC Funding Ltd.
0.000% due 05/24/2026 ~		4,100	2,644
0.000% due 07/22/2026 ~		3,000	1,646
Citigroup Mortgage Loan Trust
2.447% due 12/25/2036 •		6,731	4,460
2.681% due 11/25/2046 •		6,842	6,707
Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 ~	EUR	2,667	3,162
3.600% due 11/27/2028		1,197	1,359
4.500% due 11/27/2028		1,047	1,190
6.200% due 11/27/2028		1,296	1,473
Countrywide Asset-Backed Certificates
2.451% due 03/25/2037 •		$2,970	2,873
2.481% due 06/25/2047 •		16,796	14,909
2.591% due 09/25/2037 ^•		18,346	13,316
4.756% due 08/25/2033 •		307	296
Credit-Based Asset Servicing & Securitization LLC
3.703% due 12/25/2035 ^Ø		40	40
Emerald Aviation Finance Ltd.
6.350% due 10/15/2038 Ø		741	748
First Franklin Mortgage Loan Trust
2.441% due 10/25/2036 •		4,894	3,758

Flagship Credit Auto Trust
0.000% due 05/15/2025 «(h)		16	3,553
Fremont Home Loan Trust
2.431% due 01/25/2037 •		6,850	4,010
2.601% due 02/25/2036 •		13,468	5,225
Glacier Funding CDO Ltd.
2.611% due 08/04/2035 •		7,822	1,992
Grosvenor Place CLO BV
0.000% due 04/30/2029 ~	EUR	750	636
Hart, Inc.
0.010% due 12/15/2022 «		$7,010	5,813
Home Equity Mortgage Loan Asset-Backed Trust
2.441% due 07/25/2037 •		3,355	2,207
JPMorgan Mortgage Acquisition Trust
5.830% due 07/25/2036 ^Ø		134	70
Lehman XS Trust
6.290% due 06/24/2046 Ø		3,090	3,072
LNR CDO Ltd.
2.575% due 02/28/2043 •		10,209	6,429
Long Beach Mortgage Loan Trust
2.581% due 01/25/2036 •		7,376	6,702
Merrill Lynch Mortgage Investors Trust
5.895% due 03/25/2037 Ø		7,239	2,160
Morgan Stanley ABS Capital, Inc. Trust
2.431% due 10/25/2036 •		7,710	4,988
Morgan Stanley Mortgage Loan Trust
6.250% due 07/25/2047 ^~		1,276	888
N-Star REL CDO Ltd.
2.719% due 02/01/2041 •		1,100	1,091
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.256% due 07/25/2035 •		6,000	5,635
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 Ø		11,542	5,512
7.238% due 09/25/2037 ^Ø		9,438	5,655
Residential Asset Securities Corp. Trust
2.861% due 08/25/2034 •		9,013	7,543
Securitized Asset-Backed Receivables LLC Trust
2.561% due 03/25/2036 •		10,893	6,122
SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «(h)		8	7,510
SLM Student Loan Trust
0.000% due 01/25/2042 «(h)		7	4,434
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(h)		3	3,544
0.000% due 10/15/2048 «(h)		1	1,517
SoFi Professional Loan Program LLC
0.000% due 05/25/2040 (h)		7,500	4,050
0.000% due 07/25/2040 «(h)		38	2,263
0.000% due 09/25/2040 (h)		3,226	2,076
South Coast Funding Ltd.
2.941% due 08/10/2038 •		20,015	4,005
Symphony CLO Ltd.
7.036% due 07/14/2026 •		3,600	3,595
7.336% due 10/15/2025 •		1,400	1,402
Taberna Preferred Funding Ltd.
2.701% due 12/05/2036 •		11,547	10,392
2.721% due 08/05/2036 •		699	634
2.721% due 08/05/2036 ^•		13,534	12,282
2.741% due 02/05/2036 •		7,137	6,708
Tropic CDO Ltd.
3.239% due 04/15/2034 •		25,000	23,000

Total Asset-Backed Securities (Cost $241,547)			249,330

SOVEREIGN ISSUES 4.3%
Argentina Government International Bond
2.260% due 12/31/2038 Ø	EUR	7,755	4,943
3.375% due 01/15/2023		300	285
3.875% due 01/15/2022		300	305
5.250% due 01/15/2028		200	175
6.250% due 11/09/2047		200	168
7.820% due 12/31/2033		19,140	19,652
41.328% (BADLARPP) due 10/04/2022 ~	ARS	116	5
49.933% (BADLARPP + 3.250%) due 03/01/2020 ~		2,400	73
50.575% (BADLARPP + 2.500%) due 03/11/2019 ~(a)		10,631	318
52.756% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		120,904	3,479
67.491% (ARLLMONP) due 06/21/2020 ~(a)		204,319	6,896
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	2,650	3,231
4.950% due 02/11/2020		50	59
Ghana Government International Bond
10.750% due 10/14/2030		$800	963
Peru Government International Bond
6.350% due 08/12/2028	PEN	5,500	1,691
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	600	691

Ukraine Government International Bond
7.750% due 09/01/2022		$9,800	9,549
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		490	123
8.250% due 10/13/2024 ^(e)		70	18
9.250% due 09/15/2027 ^(e)		598	154

Total Sovereign Issues (Cost $67,272)			52,778

	SHARES
COMMON STOCKS 1.0%
CONSUMER DISCRETIONARY 0.5%
Caesars Entertainment Corp. (f)		754,964	6,485

ENERGY 0.0%
Forbes Energy Services Ltd. (f)(l)		64,837	328

FINANCIALS 0.5%
Ardonagh Group Ltd. «(l)		3,315,033	5,339

Total Common Stocks (Cost $14,906)			12,152

WARRANTS 0.0%
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «		1,355,000	115

Total Warrants (Cost $0)			115

PREFERRED SECURITIES 1.7%
INDUSTRIALS 1.7%
Sequa Corp.
9.000% «		28,508	21,027

Total Preferred Securities (Cost $28,169)			21,027

REAL ESTATE INVESTMENT TRUSTS 1.5%
REAL ESTATE 1.5%
VICI Properties, Inc.		858,541	18,536

Total Real Estate Investment Trusts (Cost $10,754)			18,536

SHORT-TERM INSTRUMENTS 5.0%
REPURCHASE AGREEMENTS (m) 2.3%			27,574

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
45.000% due 11/21/2018 (i)	ARS	2,201	60
46.250% due 11/21/2018 (i)		1,377	37

			97

ARGENTINA TREASURY BILLS 0.2%
0.275% due 12/28/2018 - 04/30/2019 (g)(h)		66,538	1,947

U.S. TREASURY BILLS 2.5%
2.163% due 12/13/2018 - 01/24/2019 (g)(h)(p)(r)		$30,445	30,360

Total Short-Term Instruments (Cost $59,856)			59,978

Total Investments in Securities (Cost $1,632,428)			1,637,608

Total Investments 134.1% (Cost $1,632,428)			$1,637,608
Preferred Shares (19.5)%			(237,950)
Financial Derivative Instruments (o)(q) (0.9)% (Cost or Premiums, net $(20,303))			(11,319)
Other Assets and Liabilities, net (13.7)%			(167,289)

Net Assets Applicable to Common Shareholders 100.0%			$1,221,050

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

∎	All or a portion of this amount represent unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Security is not accruing income as of the date of this report.

(f)	Security did not produce income within the last twelve months.

(g)	Coupon represents a weighted average yield to maturity.

(h)	Zero coupon security.

(i)	Coupon represents a yield to maturity.

(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(k)	Contingent convertible security.

(l)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Ardonagh Group Ltd.	04/02/2015 - 07/20/2017	$4,441	$5,339	0.44%
Forbes Energy Services Ltd.	10/09/2014 - 11/18/2016	2,472	328	0.02

		$6,913	$5,667	0.46%

Borrowings and Other Financing Transactions

(m)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	2.300%	10/31/2018	11/01/2018	$5,900	U.S. Treasury Bonds 2.750% - 3.375% due 11/15/2042 - 05/15/2044	$(6,088)	$5,900	$5,901
FICC	1.750	10/31/2018	11/01/2018	3,774	U.S. Treasury Notes 2.375% due 04/15/2021	(3,853)	3,774	3,774
RDR	2.280	10/31/2018	11/01/2018	17,900	U.S. Treasury Notes 1.875% due 01/31/2022 - 02/28/2022	(18,289)	17,900	17,901

Total Repurchase Agreements						$(28,230)	$27,574	$27,576

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	0.000%	10/04/2018	TBD	(3)		$(2,241)	$(2,241)
	0.250	10/17/2018	10/17/2020			(282)	(282)
	1.200	09/27/2018	TBD	(3)		(2,482)	(2,485)
BPS	1.850	07/16/2018	TBD	(3)		(1,951)	(1,960)
BRC	0.250	11/29/2017	TBD	(3)		(188)	(187)
	0.250	07/26/2018	TBD	(3)		(405)	(405)
	2.100	09/27/2018	TBD	(3)		(128)	(128)
CIW	2.610	11/02/2018	11/30/2018			(19,244)	(19,244)
	2.650	10/05/2018	11/02/2018			(19,873)	(19,913)
FOB	2.450	10/23/2018	11/06/2018			(3,452)	(3,454)
JML	0.900	09/03/2018	12/03/2018		GBP	(8,556)	(10,953)
	0.900	10/08/2018	11/08/2018			(968)	(1,237)
JPS	2.680	10/18/2018	11/19/2018			$(4,099)	(4,103)
RDR	2.530	09/07/2018	12/07/2018			(5,142)	(5,162)
	2.530	09/10/2018	12/10/2018			(4,468)	(4,484)
SOG	2.890	09/12/2018	12/12/2018			(4,758)	(4,777)
	2.890	09/14/2018	12/14/2018			(15,628)	(15,688)
UBS	(0.250)	10/08/2018	11/08/2018		EUR	(23,320)	(26,409)
	1.050	10/08/2018	11/08/2018		GBP	(5,496)	(7,030)
	2.530	09/13/2018	12/13/2018			$(11,239)	(11,278)
	2.540	08/31/2018	12/03/2018			(14,762)	(14,827)
	2.740	09/10/2018	03/11/2019			(3,845)	(3,860)
	2.760	08/31/2018	12/03/2018			(11,998)	(12,055)
	2.780	08/14/2018	11/14/2018			(9,272)	(9,329)
	2.790	08/07/2018	11/07/2018			(10,736)	(10,808)
	2.860	10/05/2018	01/07/2019			(4,842)	(4,852)

Total Reverse Repurchase Agreements							$(197,151)

(n)	Securities with an aggregate market value of $194,198 and cash of $250 have been pledged as collateral under the terms of master agreements as of October 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended October 31, 2018 was $(201,971) at a weighted average interest rate of 2.031%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(o)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin (5)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at October 31, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Deutsche Bank AG	1.000%	Quarterly	06/20/2019	0.698%	EUR	2,700	$(8)	$17	$9	$0	$0
Frontier Communications Corp.	5.000	Quarterly	06/20/2020	10.700		$17,570	(724)	(602)	(1,326)	0	(26)
Frontier Communications Corp.	5.000	Quarterly	06/20/2022	14.925		1,000	(135)	(102)	(237)	0	0
Navient Corp.	5.000	Quarterly	06/20/2022	2.003		300	27	5	32	1	0
Novo Banco S.A.	5.000	Quarterly	09/20/2020	0.000	EUR	8,000	(2,531)	1,674	(857)	0	(179)

							$(3,371)	$992	$(2,379)	$1	$(205)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin (5)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$10,100	$592	$80	$672	$29	$0
CDX.HY-31 5-Year Index	5.000	Quarterly	12/20/2023	8,000	397	74	471	14	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	1,700	27	4	31	1	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	2,900	46	4	50	1	0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023	13,800	252	(30)	222	8	0

					$1,314	$132	$1,446	$53	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023		$110,000	$4,029	$868	$4,897	$193	$0
Pay (6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		77,500	(648)	(832)	(1,480)	0	(149)
Receive (6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		90,000	800	875	1,675	182	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	06/17/2025		145,380	9,193	(11,788)	(2,595)	0	(375)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		44,400	2,099	(4,690)	(2,591)	0	(126)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		73,900	530	(4,329)	(3,799)	0	(240)
Pay	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044		305,100	(9,953)	22,561	12,608	0	(2,177)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		486,200	18,618	56,400	75,018	3,396	0
Receive (6)	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		28,000	0	1,783	1,783	215	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	13,400	332	255	587	0	(24)
Receive (6)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028	EUR	4,100	(70)	(49)	(119)	3	0
Receive (6)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029		38,000	156	19	175	28	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029	GBP	46,600	802	(19)	783	337	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		7,800	(48)	(17)	(65)	104	0

							$25,840	$61,037	$86,877	$4,458	$(3,091)

Total Swap Agreements							$23,783	$62,161	$85,944	$4,512	$(3,296)

(p)

Securities with an aggregate market value of $3,616 and cash of $31,049 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of October 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin asset of $6 for closed swap agreements is outstanding at period end.
(6)	This instrument has a forward starting effective date.

(q)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	11/2018	ARS	19,418	$	527	$0	$(14)
	11/2018	GBP	2,621		3,408	58	0
	11/2018		$526	ARS	19,418	15	0
	11/2018		1,043	GBP	799	0	(21)
	01/2019	ARS	19,418	$	477	0	(16)
BPS	11/2018		15,064		410	0	(9)
	11/2018	EUR	2,139		2,487	64	0
	11/2018		$485	ARS	19,684	60	0
	11/2018		103,488	EUR	90,898	0	(532)
	11/2018		11,999	MXN	231,978	0	(596)
	12/2018	EUR	90,898	$	103,748	534	0
	12/2018	PEN	6,366		1,912	27	0
	01/2019		$84	ARS	3,360	1	0
BRC	11/2018		1,041		41,014	85	0
	12/2018	ARS	976	$	23	0	(2)
	12/2018		$1,168	GBP	916	4	0
CBK	11/2018	ARS	20,534	$	483	0	(89)
	11/2018	CHF	202		206	5	0
	11/2018		$613	ARS	23,894	53	0
	11/2018		1,382	EUR	1,203	0	(19)
	11/2018		1,498	GBP	1,174	3	0
	01/2019		681	ARS	27,852	25	0
DUB	11/2018	BRL	7,559	$	2,033	2	0
	11/2018		$2,025	BRL	7,559	7	0
	12/2018	BRL	7,559	$	2,020	0	(5)
	12/2018		$141	ARS	5,988	16	0
FBF	01/2019		2,073	RUB	140,330	36	0
GLM	11/2018		3,642	EUR	3,202	0	(15)
HUS	11/2018	BRL	7,559	$	1,827	0	(204)
	11/2018		$2,033	BRL	7,559	0	(2)
	11/2018		5,297	GBP	4,025	0	(152)
	12/2018		101	ARS	4,246	9	0
JPM	11/2018	GBP	130,919	$	172,538	5,198	0
	01/2019		$119	ARS	4,520	0	(4)
MSB	11/2018	ARS	20,625	$	483	0	(91)
	11/2018		$560	ARS	20,626	15	0
NGF	11/2018		61		2,394	5	0
	12/2018		528		21,460	39	(4)
SCX	11/2018	AUD	206	$	149	3	0
SOG	11/2018		$164,110	GBP	127,799	0	(758)
	12/2018	GBP	127,799	$	164,340	759	0
TOR	11/2018	EUR	89,962		106,177	4,281	0
	12/2018		$3,638	EUR	3,202	0	(2)
UAG	11/2018		10,739	RUB	689,379	0	(291)

Total Forward Foreign Currency Contracts						$11,304	$(2,826)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at October 31, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Intesa Sanpaolo SpA	1.000%	Quarterly	06/20/2023	4.158%	EUR	5,000	$(711)	$(39)	$0	$(750)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	3.037		$1,800	(352)	165	0	(187)
BRC	Intesa Sanpaolo SpA	1.000	Quarterly	06/20/2023	4.158	EUR	2,000	(289)	(11)	0	(300)
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	1.714		$2,700	(40)	316	276	0
	Ukraine Government International Bond	5.000	Quarterly	12/20/2022	4.497		16,900	1,036	(638)	398	0
DUB	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.840		100	(9)	7	0	(2)
GST	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	1.366		20	(3)	3	0	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	3.037		2,400	(476)	226	0	(250)
HUS	Intesa Sanpaolo SpA	1.000	Quarterly	06/20/2023	4.158	EUR	200	(28)	(2)	0	(30)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.025		$500	(41)	41	0	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	1.366		60	(8)	8	0	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	3.037		3,000	(623)	311	0	(312)
JPM	Intesa Sanpaolo SpA	1.000	Quarterly	06/20/2023	4.158	EUR	3,000	(408)	(42)	0	(450)
	JBS Investments GmbH	1.000	Quarterly	12/20/2018	3.258		$15,000	(440)	411	0	(29)
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.720		28,600	(1,957)	2,041	84	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.993		1,300	(149)	151	2	0
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.153		6,570	620	44	664	0
MYC	Novo Banco S.A.	5.000	Quarterly	09/20/2020	0.000	EUR	3,000	(28)	(294)	0	(322)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.025		$14,500	(1,342)	1,355	13	0
UAG	Park Aerospace Holdings Ltd. «	5.000	Quarterly	07/01/2020	1.618		1,900	111	2	113	0

								$(5,137)	$4,055	$1,550	$(2,632)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$60,605	$(12,363)	$7,976	$0	$(4,387)
DUB	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	3,200	(195)	(248)	0	(443)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	4,400	(507)	163	0	(344)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	2,800	(351)	136	0	(215)
FBF	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	100	(11)	4	0	(7)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	300	(36)	(6)	0	(42)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	400	(36)	11	0	(25)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	1,300	(203)	101	0	(102)
GST	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	22,714	(1,079)	(276)	0	(1,355)
	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	4,257	(901)	593	0	(308)
	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	4,300	(219)	122	0	(97)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	2,900	(392)	(315)	0	(707)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	6,500	(358)	(543)	0	(901)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	1,100	(56)	(12)	0	(68)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	6,400	(797)	306	0	(491)
MEI	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	58,659	(11,770)	7,524	0	(4,246)
	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	100	(10)	3	0	(7)
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	63,859	(8,202)	3,580	0	(4,622)
	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	6,850	(731)	266	0	(465)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	3,250	(176)	(274)	0	(450)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	2,200	(97)	(40)	0	(137)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	1,100	(127)	41	0	(86)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	3,100	(381)	143	0	(238)

						$(38,998)	$19,255	$0	$(19,743)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	3-Month USD-LIBOR	3.850%	Semi-Annual	07/13/2022	$600,000	$67	$184	$251	$0
MYC	Pay	3-Month USD-LIBOR	3.140	Semi-Annual	12/07/2023	200,000	0	(402)	0	(402)

							$67	$(218)	$251	$(402)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD-LIBOR plus a specified spread	Maturity	06/20/2019	$900	$(4)	$(5)	$0	$(9)
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD-LIBOR plus a specified spread	Maturity	12/20/2018	900	(5)	(10)	0	(15)
	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2019	800	(4)	(6)	0	(10)
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD-LIBOR plus a specified spread	Maturity	12/20/2018	300	(2)	(2)	0	(4)
SOG	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2019	400	(1)	(1)	0	(2)
	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD-LIBOR plus a specified spread	Maturity	06/20/2019	400	(2)	(1)	0	(3)

								$(18)	$(25)	$0	$(43)

Total Swap Agreements								$(44,086)	$23,067	$1,801	$(22,820)

(r)

Securities with an aggregate market value of $20,891 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of October 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 10/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$69,182	$15,658	$84,840
Corporate Bonds & Notes
Banking & Finance	0	387,926	0	387,926
Industrials	0	300,382	657	301,039
Utilities	0	78,292	0	78,292
Convertible Bonds & Notes
Industrials	0	6,773	0	6,773
Municipal Bonds & Notes
California	0	12,536	0	12,536
Illinois	0	27,436	0	27,436
Iowa	0	474	0	474
Texas	0	2,088	0	2,088
Virginia	0	1,349	0	1,349
West Virginia	0	14,655	0	14,655
U.S. Government Agencies	0	37,718	8,677	46,395
Non-Agency Mortgage-Backed Securities	0	259,889	0	259,889
Asset-Backed Securities	0	213,545	35,785	249,330
Sovereign Issues	0	52,778	0	52,778
Common Stocks
Consumer Discretionary	6,485	0	0	6,485
Energy	328	0	0	328
Financials	0	0	5,339	5,339
Warrants
Industrials	0	0	115	115
Preferred Securities
Industrials	0	0	21,027	21,027
Real Estate Investment Trusts
Real Estate	18,536	0	0	18,536
Short-Term Instruments
Repurchase Agreements	0	27,574	0	27,574
Short-Term Notes	0	97	0	97
Argentina Treasury Bills	0	1,947	0	1,947
U.S. Treasury Bills	0	30,360	0	30,360

Total Investments	$25,349	$1,525,001	$87,258	$1,637,608

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4,512	0	4,512
Over the counter	0	12,992	113	13,105
	$0	$17,504	$113	$17,617

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3,296)	0	(3,296)
Over the counter	0	(25,646)	0	(25,646)

	$0	$(28,942)	$0	$(28,942)

Total Financial Derivative Instruments	$0	$(11,438)	$113	$(11,325)

Totals	$25,349	$1,513,563	$87,371	$1,626,283

There were no significant transfers among Levels 1 and 2 during the period ended October 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended October 31, 2018:

Category and Subcategory	Beginning Balance at 07/31/2018	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 10/31/2018 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$13,878	$50	$(1,087)	$(5)	$2	$(59)	$2,879	$0	$15,658	$(57)
Corporate Bonds & Notes
Industrials	1,701	0	(2)	2	0	(27)	0	(1,017)	657	(23)
U.S. Government Agencies	8,706	0	(32)	47	12	(56)	0	0	8,677	(57)
Asset-Backed Securities	28,531	15,916	0	40	0	(2,576)	0	(6,126)	35,785	(2,387)
Common Stocks
Financials	5,221	0	0	0	0	118	0	0	5,339	118
Warrants
Industrials	340	0	0	0	0	(225)	0	0	115	(225)
Preferred Securities
Industrials	25,299	358	0	0	0	(4,630)	0	0	21,027	(4,630)

	$83,676	$16,324	$(1,121)	$84	$14	$(7,455)	$2,879	$(7,143)	$87,258	$(7,261)
Financial Derivative Instruments - Assets
Over the counter	$80	$0	$0	$0	$0	$33	$0	$0	$113	$33

Totals	$83,756	$16,324	$(1,121)	$84	$14	$(7,422)	$2,879	$(7,143)	$87,371	$(7,228)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 10/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$5,421	Proxy Pricing	Base Price	97.000 - 98.129
	10,237	Third Party Vendor	Broker Quote	40.000 - 105.250
Corporate Bonds & Notes
Industrials	657	Reference Instrument	Yield	10.890
U.S. Government Agencies	8,677	Proxy Pricing	Base Price	60.160
Asset-Backed Securities	35,785	Proxy Pricing	Base Price	82.823 - 131,400.000
Common Stocks
Financials	5,339	Other Valuation Techniques (3)	—	—
Warrants
Industrials	115	Other Valuation Techniques (3)	—	—
Preferred Securities
Industrials	21,027	Fundamental Valuation	Company Assets	$438,000,000.000
Financial Derivative Instruments - Assets
Over the counter	113	Indicative Market Quotation	Broker Quote	5.341

Total	$87,371

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at October 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of October 31, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	MSB	Morgan Stanley Bank, N.A
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BOS	Banc of America Securities LLC	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SOG	Societe Generale
CIW	CIBC World Markets Corp.	JPM	JP Morgan Chase Bank N.A.	TOR	Toronto Dominion Bank
DUB	Deutsche Bank AG	JPS	JP Morgan Securities, Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MEI	Merrill Lynch International	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
AUD	Australian Dollar	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	MXN	Mexican Peso	USD (or $)	United States Dollar
CHF	Swiss Franc

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield	EUR003M	3 Month EUR Swap Rate
ARLLMONP	Argentina Blended Policy Rate	CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR03M	3 Month USD-LIBOR
BADLARPP	Argentina Badlar Floating Rate Notes	CMBX	Commercial Mortgage-Backed Index	US0003M	3 Month USD Swap Rate
BP0003M	3 Month GBP-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
BABs	Build America Bonds	DAC	Designated Activity Company	TBD	To-Be-Determined
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate

Item 2. Controls and Procedures

(a)

The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Corporate & Income Opportunity Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: December 21, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: December 21, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: December 21, 2018